Annual Total Returns - Brokerage and Investment Management Portfolio [BarChart] - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 - Brokerage and Investment Management Portfolio - Brokerage and Investment Management Portfolio-Default
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(22.84%)
Annual Return 2012	28.31%
Annual Return 2013	48.87%
Annual Return 2014	5.24%
Annual Return 2015	(9.71%)
Annual Return 2016	6.70%
Annual Return 2017	29.94%
Annual Return 2018	(15.02%)
Annual Return 2019	31.60%
Annual Return 2020	22.58%